Related Party Transactions	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Related Party Transactions
Related Party Transactions

E. Related Party Transactions

        Related Party Allocations and Fees:    We are party to cost sharing agreements, including tax, with AIG. Generally, these agreements provide for the allocation of corporate costs based upon a proportional allocation of costs to all subsidiaries. We also pay other subsidiaries of AIG a fee related to management services provided for certain of our foreign subsidiaries and we earn management fees from two trusts consolidated by AIG for the management of aircraft we sold to the trusts in prior years. ILFC is included in the consolidated federal income tax return of AIG as well as certain state tax returns where AIG files on a combined/unitary basis. Settlements with AIG for taxes are determined in accordance with our tax sharing agreements.

        Expenses Paid by AIG on Our Behalf:    We recorded $0.7 million and $(8.0) million in Additional paid in capital for the six months ended June 30, 2012 and the year ended December 31, 2011, respectively, for compensation and other expenses paid by AIG on our behalf for which we were not required to pay.

        Derivatives and Insurance Premiums:    The counterparty of all of our interest rate swap agreements as of June 30, 2012, was AIG Markets, Inc., a wholly-owned subsidiary of AIG. See Note N—Fair Value Measurements and Note O—Derivative Financial Instruments. In addition, we purchase insurance through a broker who may place part of our policies with AIG. Total insurance premiums were $5.0 million and $3.7 million for the six months ended June 30, 2012 and 2011, respectively.

        Our financial statements include the following amounts involving related parties:

	Three Months Ended		Six Months Ended
Income Statement	June 30, 2012	June 30, 2011	June 30, 2012	June 30, 2011
	(Dollars in thousands)
Expense (income):
Effect from derivatives on contracts with AIG Markets, Inc.(a)	$305	$(1,223)	$610	$(965)
Interest on derivative contracts with AIG Markets, Inc.	4,597	16,270	9,678	33,836
Allocation of corporate costs from AIG	5,189	(10,246)	13,866	(4,140)
Management fees received	(2,259)	(2,305)	(4,464)	(4,545)
Management fees paid to subsidiaries of AIG	76	24	116	52

Balance Sheet	June 30, 2012	December 31, 2011
	(Dollars in thousands)
Asset (liability):
Time deposit account with AIG	$1,101,619	$—
Derivative liabilities(a)	(27,457)	(31,756)
Current income taxes and other tax liabilities to AIG(b)	(284,761)	(279,441)
Accrued corporate costs payable to AIG	(21,267)	(21,672)
(a)
See Note O—Derivative Financial Instruments for all derivative transactions.

(b)
We paid approximately $2 million and $58.5 million to AIG during the six months ended June 30, 2012 and the year ended December 31, 2011, respectively.

Note D—Related Party Transactions

        Related Party Allocations and Fees:    We are party to cost sharing agreements, including a tax sharing agreement, with AIG. Generally, these agreements provide for the allocation of corporate costs based upon a proportional allocation of costs to all subsidiaries. We also pay other subsidiaries of AIG a fee related to management services provided for certain of our foreign subsidiaries and we earn management fees from two trusts consolidated by AIG for the management of aircraft we sold to the trusts in prior years. ILFC is included in the consolidated federal income tax return of AIG as well as certain state tax returns where AIG files on a combined/unitary basis. Settlements with AIG for taxes are determined in accordance with our tax sharing agreements. In March 2010, we paid AIG $85 million that was due and payable on a loan related to certain transactions during 2002 and 2003 that accomplished AIG's overall tax planning objectives.

        Loans from AIG Funding Inc.:    We borrowed $3.9 billion from AIG Funding, a subsidiary of AIG, in 2009 to assist in funding our liquidity needs. On August 20, 2010, we prepaid in full the principal balance of approximately $3.9 billion plus accrued interest. See Note K—Debt Financing.

        Expenses Paid by AIG on Our Behalf.    We recorded $(8.0) million, $2.8 million and $3.3 million in Additional paid in capital for the years ended December 31, 2011, 2010 and 2009, respectively, for compensation and other expenses paid by AIG on our behalf for which we were not required to pay. See Note M—Shareholders' Equity.

        Derivatives and Insurance Premiums:    The counterparty of all of our interest rate swap and foreign currency swap agreements as of December 31, 2011 was AIG Markets, Inc., a wholly-owned subsidiary of AIG. See Note T—Fair Value Measurements and Note U—Derivative Financial Instruments. In addition, we purchase insurance through a broker who may place part of our policies with AIG. Total insurance premiums were $7.9 million, $7.3 million and $6.8 million for the years ended December 31, 2011, 2010 and 2009, respectively.

        Our financial statements include the following amounts involving related parties:

Statement of Operations	2011	2010	2009
	(Dollars in thousands)
Expense (income):
Interest expense on loan from AIG	$—	$157,926	$100,504
Effect from derivatives on contracts with AIGFP novated to AIG Markets, Inc.(a)	8,414	45,725	(22,097)
Interest on derivative contracts with AIGFP novated to AIG Markets, Inc.	50,043	91,988	86,327
Lease revenue related to hedging of lease receipts with AIGFP(a)	—	224	723
Allocation of corporate costs from AIG	(1,246)	30,512	8,683
Management fees received	(9,323)	(9,429)	(9,457)
Management fees paid to subsidiaries of AIG	94	425	910

	December 31,
Balance Sheet	2011	2010
	(Dollars in thousands)
Asset (liability):
Derivative assets, net(a)	$(31,756)	$58,187
Current income taxes and other tax liabilities (payable) to AIG(b)	(279,441)	(108,784)
Accrued corporate costs payable to AIG	(21,672)	(20,753)
(a)
See Note U — Derivative Financial Instruments for all derivative transactions

(b)
Approximately $58.5 million and $10.1 million were paid to AIG for ILFC tax liability for the years ended December 31, 2011 and 2010, respectively.